CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net income	$ 111,690,000	$ 16,808,000	$ 71,252,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	130,997,000	72,955,000	36,182,000
Incremental charges on purchase accounting valuation of biological assets and inventory	41,145,000	65,916,000	0
Net (gain) on sale of assets and asset write-offs	(11,634,000)	(581,000)	0
Impairment of property, plant and equipment	397,000	0	1,210,000
Net (gain) loss on financial instruments	7,167,000	(3,910,000)	0
Stock-based compensation expense	4,500,000	815,000	0
Equity method earnings	(6,726,000)	(48,027,000)	(30,279,000)
Net (gain) on disposal of businesses	(192,000)	(11,000)	0
Amortization of debt discounts and debt issuance costs	6,213,000	2,634,000	0
Deferred tax (benefit)	(35,044,000)	(23,168,000)	(698,000)
Pension and other postretirement benefit plan expense (benefit)	3,151,000	2,913,000	(3,620,000)
Dividends received from equity method investees	9,817,000	12,137,000	12,906,000
Fair value movement on contingent consideration	(14,000)	1,036,000	519,000
Other	(194,000)	2,322,000	(481,000)
Changes in operating assets and liabilities:
Receivables, net of allowances	19,708,000	(20,542,000)	32,578,000
Inventories	(38,252,000)	(56,603,000)	(18,027,000)
Accrued and other current and long-term liabilities	(3,837,000)	(8,315,000)	43,031,000
Cash flow provided by operating activities	238,892,000	16,379,000	144,573,000
Investing Activities
Sales of assets	36,676,000	26,308,000	891,000
Capital expenditures	(97,998,000)	(65,438,000)	(23,202,000)
Acquisitions, net of cash acquired	(4,886,000)	103,595,000	298,000
Proceeds from sales of investment in unconsolidated affiliates	421,000	10,607,000	4,362,000
Insurance proceeds	2,278,000	10,455,000	0
Purchases of investments	(458,000)	(1,210,000)	0
Investments in unconsolidated affiliates	(3,450,000)	(1,833,000)	537,000
Other	912,000	332,000	(8,482,000)
Cash flow provided by (used in) investing activities	(66,505,000)	82,816,000	(25,596,000)
Financing Activities
Proceeds from borrowings and overdrafts	1,293,280,000	2,145,427,000	302,450,000
Repayments on borrowings and overdrafts	(1,411,467,000)	(2,487,130,000)	(363,901,000)
Payment of debt issuance costs	(304,000)	(22,133,000)	0
Dividends paid to shareholders	(30,364,000)	(17,092,000)	(11,875,000)
Dividends paid to noncontrolling interests	(21,632,000)	(21,683,000)	(23,349,000)
Acquisition of redeemable noncontrolling interest	0	0	(4,062,000)
Other noncontrolling interest activity, net	0	382,000	0
Proceeds from exercise of stock options	0	7,041,000	153,000
Payments of contingent consideration	(2,909,000)	(5,031,000)	0
Proceeds received from issuance of common stock in initial public offering, net of issuance costs	0	398,876,000	0
Cash flow (used in) financing activities	(173,396,000)	(1,343,000)	(100,584,000)
Effect of foreign currency exchange rate changes on cash	(20,712,000)	(7,794,000)	12,533,000
Increase (decrease) in cash and cash equivalents	(21,721,000)	90,058,000	30,926,000
Cash and cash equivalents at beginning of period	250,561,000	160,503,000	129,577,000
Cash and cash equivalents at end of period	228,840,000	250,561,000	160,503,000
Supplemental cash flow information:
Income tax payments, net of refunds	(50,469,000)	(26,945,000)	(19,313,000)
Interest payments on borrowings	(53,565,000)	(26,691,000)	(10,859,000)
Non-cash Investing and Financing Activities:
Accrued property, plant and equipment	$ (488,000)	$ (5,414,000)	$ (90,000)